EQUIPMENT ON OPERATING LEASES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EQUIPMENT ON OPERATING LEASES
Equipment on operating leases					$ 1,657,977	$ 1,148,622
Less accumulated depreciation					(199,652)	(174,315)
Equipment on operating leases, net	$ 1,658,124		$ 1,658,124		1,458,325	974,307
Depreciation expense	$ 46,099	$ 33,403	$ 90,672	$ 63,551	141,688	$ 114,053	$ 107,836
Lease payments owed to the company for equipment under non-cancelable operating leases
2015					137,836
2016					94,417
2017					39,333
2018					14,007
2019 and thereafter					3,373
Total lease payments					$ 288,966